Document and Entity Information	Mar. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity Registrant Name	Uniti Group Inc.
Entity Central Index Key	0001620280
Entity Emerging Growth Company	false
Entity File Number	001-36708
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-5230630
Entity Address, Address Line One	10802 Executive Center Drive
Entity Address, Address Line Two	Benton Building Suite 300
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72211
City Area Code	(501)
Local Phone Number	850-0820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	UNIT
Name of each exchange on which registered	NASDAQ